Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting Information, Additional Information [Abstract]
Schedule of Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales.

(in thousands)	2014	2013	2012
Net Sales
Consumables and related revenues	$1,172,728	$1,140,203	$1,085,596
Instrumentation	172,049	161,781	168,860
Total	$1,344,777	$1,301,984	$1,254,456

Schedule of Geographical Information
Our country of domicile is the Netherlands, which reported net sales of $13.7 million, $14.4 million and $14.5 million for the years ended 2014, 2013 and 2012, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2014	2013	2012
Net Sales
Americas:
United States	$543,877	$545,600	$538,720
Other Americas	75,974	80,299	57,200
Total Americas	619,851	625,899	595,920
Europe, Middle East and Africa	451,092	416,334	399,082
Asia Pacific and Rest of World	273,834	259,751	259,454
Total	$1,344,777	$1,301,984	$1,254,456

Schedule of Long Lived Assets
The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.0 million and $1.1 million as of December 31, 2014 and 2013, respectively.

(in thousands)	2014	2013
Long-lived assets
Americas:
United States	$136,461	$129,342
Other Americas	2,863	3,079
Total Americas	139,324	132,421
Germany	241,475	260,369
Other Europe	35,362	40,194
Asia Pacific and Rest of World	11,932	12,060
Total	$428,093	$445,044